Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 28, 2018
Prospectus

The following information replaces similar information for Pharmaceuticals Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Karim Suwwan de Felipe (portfolio manager) has managed the fund since July 2017.

The following information replaces the biographical information for Pharmaceuticals Portfolio found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Karim Suwwan de Felipe is portfolio manager of Pharmaceuticals Portfolio, which he has managed since July 2017. Since joining Fidelity Investments in 2010, Mr. Suwwan de Felipe has worked as a research analyst and portfolio manager.

SELHC-18-02 1.918629.120	August 14, 2018

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 28, 2018
Prospectus

The following information replaces similar information for Communications Equipment Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Colin Anderson (lead portfolio manager) has managed the fund since October 2014.

Caroline Tall (co-manager) has managed the fund since August 2018.

It is expected that Ms. Tall will assume solo portfolio manager responsibilities for Communications Equipment Portfolio after a transition period of approximately six months and Mr. Anderson will no longer manage the fund at that time.

The following information replaces similar information for Computers Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Caroline Tall (portfolio manager) has managed the fund since December 2017.

The following information replaces similar information for Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charlie Chai (lead portfolio manager) has managed the fund since January 2007.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

The following information replaces similar information for Technology Portfolio found in the "Fund Services" section under the "Sub-Adviser(s)" heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, and Software and IT Services Portfolio. FMRC has day-to-day responsibility for choosing certain types of investments for Technology Portfolio.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Technology Portfolio. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, and Software and IT Services Portfolio. FMR H.K. is an affiliate of the Adviser.

The following information replaces the biographical information for Communications Equipment Portfolio and Computers Portfolio found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Colin Anderson is lead portfolio manager of Communications Equipment Portfolio, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

Caroline Tall is co-manager of Communications Equipment Portfolio and portfolio manager of Computers Portfolio, which she has managed since August 2018 and December 2017, respectively. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Tall has worked as research associate, research analyst, and portfolio manager.

It is expected that Ms. Tall will assume solo portfolio manager responsibilities for Communications Equipment Portfolio after a transition period of approximately six months and Mr. Anderson will no longer manage the fund at that time.

The following information replaces the biographical information for Technology Portfolio found in the “Fund Services” section under the “Portfolio Manager(s)” heading.

Charlie Chai is lead portfolio manager of Technology Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Nidhi Gupta is co-manager of Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Gupta has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Chai will retire effective on or about December 31, 2018. At that time, Ms. Gupta will assume sole portfolio management responsibilities for the fund.

SELTEC-18-03 1.918659.126	August 14, 2018